Discontinued Operations - Schedule of Major Classes of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Major classes of assets
Total current assets discontinued operations	$ 17,593	$ 28,897
Total other assets discontinued operations	38,250	43,986
Major classes of liabilities
Total current liabilities discontinued operations	15,029	17,282
Other long term liabilities discontinued operations	1,186	9,075
Costa Fortuna [Member]
Major classes of assets
Cash	171
Accounts receivable	6,053	14,602
Inventory	4,813	3,015
Other current assets	6,556	11,280
Total current assets discontinued operations	17,593	28,897
Total other assets discontinued operations	38,250	43,986
Total major classes of assets of discontinued operations	55,843	72,883
Major classes of liabilities
Accounts payable	2,936	1,622
Short-term borrowings	6,396	3,906
Other current liabilities	5,697	11,754
Total current liabilities discontinued operations	15,029	17,282
Other long term liabilities discontinued operations	1,186	9,075
Total major classes of liabilities of discontinued operations	$ 16,215	$ 26,357